Revenue - Contract Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in Contract with Customer, Asset
Balance, beginning of year	$ 71	$ 89
Additions	0	30
Amortization	(4)	0
Transfers to accounts receivable	(13)	(49)
Foreign exchange translation	0	1
Balance, end of year	54	71
Change in Contract with Customer, Liability
Balance, beginning of year	0	2
Additions	1	2
Revenue recognized from contract liabilities	0	(4)
Balance, end of year	$ 1	$ 0